Tax On Profit On Ordinary Activities - Tax Provision (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Taxes [Abstract]
Applicable tax rate	20.50%	19.00%	19.00%
U.K. corporation tax based on the results for the year ended 30 June 2023 at 20.5% (2022 : 19%, 2021: 19%)	£ 8,141	£ 7,970	£ 3,628
Overseas tax	16,120	11,859	10,276
Adjustment in respect of prior periods	4,895	751	20
Current Tax	29,156	20,580	13,924
Deferred Tax	(9,156)	(1,294)	(3,006)
Total tax expense (income)	£ 20,000	£ 19,286	£ 10,918